Share capital	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Normal course issuer Bid for BCE First Preferred Shares
For the three and six months ended June 30, 2024, BCE repurchased and canceled 2,187,900 and 4,301,488 First Preferred Shares with a stated capital of $55 million and $108 million for a total cost of $38 million and $76 million, respectively. The remaining $17 million and $32 million were recorded to contributed surplus for the three and six months ended June 30, 2024, respectively.